ACQUISITIONS (Details 1)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 02, 2020 USD ($)	Nov. 30, 2019 CAD ($)
Statement [Line Items]
Amounts Receivable		$ 3,911,638	$ 381,749
Accounts Payable And Accruals				$ (342,520)
Deferred Tax Liability	$ 347,958,000		464,000,000
Goodwill	$ 0	$ 0	$ 2,258,109		$ 0
Code Red
Statement [Line Items]
Cash				251,839
Amounts Receivable				474,201
Prepaid				17,589
Fixed Assets				1,411
Customer Relationships				1,644,000
Brand Name				799,000
Accounts Payable And Accruals				(374,797)
Taxes Payable				(9,152)
Deferred Tax Liability				464,000
Deferred Revenue				187,727
Acquisition Total				2,152,364
Goodwill				2,258,109
Preliminary Accounting Estimate Of Net Assets Acquired				$ 4,410,473